Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	$ 23,322,000,000	$ 35,688,000,000
Shareholders’ net income (loss)	3,130,000,000	4,035,000,000
Invested assets	177,292,000,000	184,522,000,000
Total other general fund assets	28,322,000,000	20,852,000,000
Investments for account of segregated fund holders	125,292,000,000	139,996,000,000
Insurance contract liabilities	140,418,000,000	147,811,000,000
Investment contract liabilities	3,314,000,000	3,368,000,000
Total other general fund liabilities	32,505,000,000	26,122,000,000
Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Revenue	$ 493,000,000	(1,219,000,000)
Shareholders’ net income (loss)	(2,798,000,000)	(3,885,000,000)
Invested assets	(34,738,000,000)	(34,245,000,000)
Total other general fund assets	(27,463,000,000)	(48,715,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(8,527,000,000)	(10,283,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(19,815,000,000)	(41,849,000,000)
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Revenue	603,000,000	320,000,000
Shareholders’ net income (loss)	3,135,000,000	4,035,000,000
Invested assets	31,897,000,000	30,984,000,000
Total other general fund assets	6,594,000,000	12,462,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	9,916,000,000	16,020,000,000
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Revenue	12,608,000,000	27,527,000,000
Shareholders’ net income (loss)	1,825,000,000	2,823,000,000
Invested assets	167,638,000,000	174,777,000,000
Total other general fund assets	26,400,000,000	24,580,000,000
Investments for account of segregated fund holders	125,242,000,000	139,929,000,000
Insurance contract liabilities	140,415,000,000	147,989,000,000
Investment contract liabilities	3,314,000,000	3,368,000,000
Total other general fund liabilities	24,638,000,000	24,249,000,000
Subsidiary Issuer | Reportable Legal Entities | Other subsidiaries of SLF Inc.
Disclosure of operating segments [line items]
Revenue	9,618,000,000	9,060,000,000
Shareholders’ net income (loss)	968,000,000	1,062,000,000
Invested assets	12,495,000,000	13,006,000,000
Total other general fund assets	22,791,000,000	32,525,000,000
Investments for account of segregated fund holders	50,000,000	67,000,000
Insurance contract liabilities	8,530,000,000	10,105,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	$ 17,766,000,000	$ 27,702,000,000